Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Issued Capital and Reserves [Abstract]
Schedule of Reconciliation of the Number of Shares Outstanding:

Reconciliation of the number of shares outstanding:

	Class A	Class B	Total
January 1, 2023	21,785,625	8,281,098	30,066,723
Shares issued for acquiring 49% equity interest in KOLO	3,185,000	—	3,185,000
December 31, 2023	24,970,625	8,281,098	33,251,723
Shares issued ADSs Offering	5,000,000	—	5,000,000
Shares issued for consulting services	1,300,000	—	1,300,000
Shares issued for debt-for-equity exchange	2,178,700	—	2,178,700
Shares issued for conversion of convertible notes	6,395,546	—	6,395,546
Shares issued for sale of ordinary shares	1,671,346	—	1,671,346
December 31, 2024	41,516,217	8,281,098	49,797,315